Fresh Start Accounting - Fresh Start Adjustment (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 29, 2014	Dec. 29, 2013	Nov. 06, 2013	Jun. 30, 2013	Dec. 30, 2012	Nov. 06, 2013 Effects Plan Adjustments [Member]	Nov. 06, 2013 Effects Plan Adjustments [Member] Adjusted [Member]	Nov. 06, 2013 Fresh Start Adjustments [Member]	Nov. 06, 2013 Fresh Start Adjustments [Member] Adjusted [Member]	Jun. 29, 2014 Predecessor [Member]	Dec. 29, 2013 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member]	Dec. 30, 2012 Predecessor [Member]	Jan. 01, 2012 Predecessor [Member]	Dec. 31, 2010 Predecessor [Member]	Nov. 06, 2013 Predecessor [Member] Adjusted [Member]	Dec. 29, 2013 Successor [Member]	Nov. 29, 2013 Successor [Member]	Nov. 06, 2013 Successor [Member]	Jun. 30, 2013 Successor [Member]	Dec. 30, 2012 Successor [Member]	Nov. 06, 2013 Successor [Member] Adjusted [Member]
Current Assets
Cash and cash equivalents	$ 31,347	$ 31,811		$ 25,512	$ 34,527							$ 20,718	$ 34,527	$ 19,212	$ 8,753		$ 31,811	$ 31,811	$ 20,718
Restricted cash	6,477	6,477										6,716	6,467				6,477	6,477	6,716
Accounts receivable	65,322	71,401										64,315	54,692				71,401		64,315
Inventory	7,463	7,697										7,450	6,019				7,697		7,450
Prepaid expenses	7,974	7,986										9,420	5,815				7,986		9,420
Other current assets	15,057	11,799										10,533	8,215				11,799		10,533
Total Current Assets	133,640	137,171										119,152	115,735				137,171		119,152
Property, plant, and equipment	258,498	270,187						97,475				176,644	116,510				270,187		274,119
Goodwill	126,571	125,911				725		110,982				14,204	13,742				125,911		125,911
Intangible assets	144,475	145,401						33,320				113,130	218,981				145,401		146,450
Deferred financing costs, net	3,543	8,297										2,061	1,719				8,297		2,061
Other assets	3,816	2,986										2,373	2,605				2,363		2,373
Assets held for sale												474	474				623		474
Total Assets	670,543	689,953				725		241,777				428,038	469,766				689,953		670,540
Current liabilities:
Current portion of long-term liabilities	646	699						(322)				698	853				699		376
Current portion of long-term debt	1,500	4,312										813	6,648				4,312		813
Accounts payable	5,454	10,973										10,247	9,396				10,973		10,247
Accrued expenses	40,853	55,818				886		239				45,788	26,258				54,990		46,913
Accrued interest												172	4,665				828		172
Deferred revenue	31,746	30,620										31,348	25,217				30,620		31,348
Total Current Liabilities	80,199	102,422				886		(83)				89,066	73,037				102,422		89,869
Long-term liabilities:
Long-term debt	190,898	177,703										32,188	1,167,450				177,703		32,188
Long-term liabilities, less current portion	4,616	4,405						(1,105)				2,047	2,347				4,405		942
Pension and other postretirement benefit obligations	9,407	10,061						(3,277)				14,120	15,367				10,061		10,843
Liabilities subject to compromise			1,205,545			(1,205,545)						1,205,545
Total liabilities	285,120	294,591				(1,204,659)		(4,465)				1,342,966	1,303,925				294,591		133,842
Stockholders' equity (deficit):
Predecessor common stock	300	300				300		(568)				568	568				300		300
Successor common stock	300	300				300		(568)				568	568				300		300
Additional paid-in capital	387,419	387,398				536,398		(831,369)				831,369	831,344				387,398		536,398
Accumulated other comprehensive loss	458	458						6,921		458	458	(6,921)	(52,642)	(54,359)			458			(37,928)	(52,642)
Accumulated deficit	(2,754)	7,206				721,801		1,070,948				(1,792,749)	(1,610,917)				7,206
Treasury stock, at cost								310				(310)	(310)				0
Total New Media stockholders' equity (deficit)	385,423	395,362				1,258,499		246,242				(968,043)	(831,957)				395,362		536,698
Noncontrolling interest			53,115			(53,115)						53,115	(2,202)
Total Stockholders' Equity (Deficit)	385,423	395,362					1,205,384		246,242			536,698	(834,159)	(805,632)	(792,121)	(914,928)	395,362					536,698
Total Liabilities and Stockholders' Equity (Deficit)	$ 670,543	$ 689,953				$ 725		$ 241,777				$ 428,038	$ 469,766				$ 689,953		$ 670,540